Segmented Information (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Reserve Quantities [Line Items]
Non-current assets	$ 75,990,281	$ 72,783,284
Canada [Member]
Reserve Quantities [Line Items]
Non-current assets	587,684	205,898
United States [Member]
Reserve Quantities [Line Items]
Non-current assets	13,968,566	13,968,566
Mexico [Member]
Reserve Quantities [Line Items]
Non-current assets	$ 61,434,031	$ 58,608,820